4. Property and Equipment (June 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 900	$ 255	$ 1,856	$ 433	$ 1,165	$ 734
Loss on disposal of fixed assets	$ (3,391)	$ 0	$ (6,170)	$ 0